VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—39.0%
U.S. Treasury Bonds 4.000%, 11/15/52	$ 5,439	$ 5,772
U.S. Treasury Inflation Indexed Bonds 1.125%, 1/15/33	3,105	3,097
U.S. Treasury Notes
1.375%, 6/30/23	423	420
0.125%, 12/15/23	1,420	1,375
0.375%, 7/15/24	1,986	1,886
0.500%, 3/31/25	962	897
0.250%, 9/30/25	3,421	3,131
1.875%, 2/28/27	166	155
2.750%, 7/31/27	1,554	1,497
3.500%, 2/15/33	5,477	5,486
Total U.S. Government Securities (Identified Cost $23,609)		23,716

Mortgage-Backed Securities—36.1%
Agency—33.0%
Federal Home Loan Mortgage Corp.
Pool #A95259 4.000%, 12/1/40	269	263
Pool #G60019 4.500%, 3/1/44	120	120
Pool #Q42921 3.500%, 9/1/46	357	339
Pool #Q53881 4.500%, 1/1/48	212	214
Pool #QA3079 3.500%, 10/1/49	181	170
Pool #QA4766 3.500%, 11/1/49	347	330
Pool #QA9935 3.000%, 6/1/50	151	137
Pool #QC2692 3.000%, 6/1/51	212	193
Pool #QD9468 3.500%, 4/1/52	191	179
Pool #QE0961 4.000%, 4/1/52	384	368
Pool #QE1443 4.000%, 5/1/52	339	325
Pool #QE1985 4.500%, 5/1/52	274	270
Pool #QE2366 5.000%, 5/1/52	94	94
Pool #QE4826 4.500%, 7/1/52	508	499
Pool #QE9889 5.000%, 9/1/52	192	192
Pool #QE9908 5.500%, 9/1/52	179	181
Pool #QF0346 5.000%, 9/1/52	116	116
Pool #QF8190 6.000%, 2/1/53	280	287
Pool #QF8551 5.500%, 3/1/53	155	156
	Par Value	Value

Agency—continued
Pool #QF8817 6.000%, 3/1/53	$ 215	$ 219
Pool #RA2622 3.000%, 5/1/50	94	85
Pool #RA7502 5.000%, 6/1/52	413	412
Pool #RA8188 4.500%, 11/1/52	382	375
Pool #RA8285 4.500%, 10/1/47	524	516
Pool #SC0203 2.500%, 12/1/41	415	370
Pool #SD0164 3.500%, 12/1/49	312	293
Pool #SD1618 5.000%, 9/1/52	1,088	1,089
Pool #ZM5226 3.500%, 12/1/47	201	190
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	215	210
Pool #AB3878 4.000%, 11/1/41	236	230
Pool #AB5924 3.000%, 8/1/42	369	338
Pool #BN4542 4.500%, 2/1/49	70	70
Pool #BP5431 3.000%, 6/1/50	69	63
Pool #BP5432 3.000%, 6/1/50	218	198
Pool #BT7914 5.000%, 10/1/52	490	490
Pool #BV3044 3.000%, 2/1/52	422	384
Pool #BV8328 3.500%, 5/1/52	454	423
Pool #BW0044 5.000%, 7/1/52	316	320
Pool #BW3311 4.500%, 7/1/52	517	508
Pool #BX1225 5.500%, 10/1/52	283	287
Pool #BX4894 5.000%, 1/1/53	109	109
Pool #CA5122 3.000%, 2/1/50	196	177
Pool #CB3110 2.500%, 3/1/47	431	377
Pool #CB3630 4.000%, 5/1/52	579	553
Pool #CB3875 3.500%, 6/1/47	492	458
Pool #CB3922 5.000%, 6/1/52	424	423
Pool #CB4451 4.000%, 8/1/42	165	161
Pool #FM7290 3.000%, 5/1/51	427	388
	Par Value	Value

Agency—continued
Pool #FM8210 3.000%, 4/1/50	$ 203	$ 184
Pool #FS1253 4.000%, 4/1/52	384	369
Pool #FS1383 4.000%, 4/1/52	260	248
Pool #FS1443 3.500%, 4/1/52	689	642
Pool #FS2249 5.000%, 6/1/52	482	483
Pool #FS2692 5.000%, 8/1/52	543	547
Pool #FS3262 4.000%, 10/1/46	647	633
Pool #FS3386 3.500%, 5/1/38	619	597
Pool #FS3687 5.000%, 11/1/52	499	504
Government National Mortgage Association
Pool #CO1904 5.000%, 8/15/52	283	292
Pool #CO1918 5.500%, 9/15/52	194	200
Pool #CR2361 6.000%, 12/15/52	145	153
Pool #CR3025 5.500%, 12/20/52	294	302
Pool #CR9210 5.500%, 1/20/53	210	216
Pool #CS5391 6.000%, 1/20/53	244	252
Pool #CS5448 6.000%, 1/20/53	324	335
		20,106

Non-Agency—3.1%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	568
BWAY Mortgage Trust 2013-1515, A2 144A 3.454%, 3/10/33(1)	100	94
Goldman Sachs Mortgage Securities Corp. II 2005-ROCK, A 144A 5.366%, 5/3/32(1)	225	222
Goldman Sachs Mortgage Securities Corp. Trust
2012-BWTR, A 144A 2.954%, 11/5/34(1)	110	80
2018-HULA, A (1 month LIBOR + 0.920%, Cap N/A, Floor 0.920%) 144A 5.604%, 7/15/25(1)(2)	165	161
JPMBB Commercial Mortgage Securities Trust 2013-C15, A4 4.096%, 11/15/45	286	284
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust
2013-BTC, A 144A 3.544%, 4/16/35(1)	$ 190	$ 178
2021-SAVE, A (1 month LIBOR + 1.150%, Cap N/A, Floor 1.150%) 144A 5.834%, 2/15/40(1)(2)	332	314
		1,901

Total Mortgage-Backed Securities (Identified Cost $22,546)		22,007

Asset-Backed Securities—4.2%
Automobiles—0.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	140	140
Credit Card—1.4%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%, Cap N/A, Floor 0.550%) 5.380%, 5/15/28(2)	470	463
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 5.569%, 5/14/29(2)	365	363
		826

Other—2.6%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	254	222
CF Hippolyta Issuer LLC
2020-1, A1 144A 1.690%, 7/15/60(1)	329	299
2020-1, B1 144A 2.280%, 7/15/60(1)	244	220
DB Master Finance LLC 2021-1A, A23 144A 2.791%, 11/20/51(1)	232	188
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	263	244
Stack Infrastructure Issuer LLC 2023-1A, A2 144A 5.900%, 3/25/48(1)	50	51
	Par Value	Value

Other—continued
Taco Bell Funding LLC 2021-1A, A23 144A 2.542%, 8/25/51(1)	$ 217	$ 171
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	240	203
		1,598

Total Asset-Backed Securities (Identified Cost $2,794)		2,564

Corporate Bonds and Notes—17.5%
Communication Services—0.3%
AT&T, Inc. 3.550%, 9/15/55	240	172
Consumer Discretionary—0.3%
Hyatt Hotels Corp. 1.800%, 10/1/24	203	192
Consumer Staples—2.8%
Coca-Cola Co. (The) 1.000%, 3/15/28	363	315
Kimberly-Clark Corp. 4.500%, 2/16/33	218	221
Mars, Inc. 144A 2.450%, 7/16/50(1)	309	198
PepsiCo, Inc. 4.650%, 2/15/53	496	509
Philip Morris International, Inc. 5.375%, 2/15/33	418	427
		1,670

Energy—1.4%
Boardwalk Pipelines LP 4.450%, 7/15/27	82	80
Enterprise Products Operating LLC 4.200%, 1/31/50	178	151
Pioneer Natural Resources Co. 1.900%, 8/15/30	469	382
Targa Resources Corp. 4.200%, 2/1/33	153	138
Williams Cos., Inc. (The) 3.500%, 10/15/51	171	121
		872

Financials—8.0%
American Express Co. 3.950%, 8/1/25	134	131
Bank of America Corp.
2.087%, 6/14/29	198	171
	Par Value	Value

Financials—continued
2.572%, 10/20/32	$ 249	$ 204
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	315	311
BP Capital Markets America, Inc. 4.812%, 2/13/33	351	356
BPCE S.A. 144A 5.748%, 7/19/33(1)	250	246
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	182	150
Fiserv, Inc. 5.450%, 3/2/28	124	127
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	421	370
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	169	149
John Deere Capital Corp. 5.150%, 3/3/25	129	131
JPMorgan Chase & Co.
0.824%, 6/1/25	412	391
1.578%, 4/22/27	49	44
KeyBank N.A. 4.390%, 12/14/27	250	228
Morgan Stanley
0.791%, 1/22/25	472	454
1.593%, 5/4/27	355	318
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/36	175	169
U.S. Bancorp 5.727%, 10/21/26	129	130
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 10/15/27	334	333
Wells Fargo & Co.
3.526%, 3/24/28	383	361
3.350%, 3/2/33	137	119
		4,893

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	313	276
Amgen, Inc.
5.250%, 3/2/33	237	244
5.650%, 3/2/53	133	138
Eli Lilly & Co. 4.875%, 2/27/53	361	373
		1,031

See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—0.6%
United Parcel Service, Inc. 5.050%, 3/3/53	$ 362	$ 372
Materials—1.2%
Air Products & Chemicals, Inc. 4.800%, 3/3/33	262	269
Newmont Corp.
2.250%, 10/1/30	245	206
6.250%, 10/1/39	217	237
		712

Real Estate—0.5%
Equinix, Inc. 3.900%, 4/15/32	194	177
Tanger Properties LP 2.750%, 9/1/31	182	131
		308

Utilities—0.7%
Boardwalk Pipelines LP 3.400%, 2/15/31	115	100
Consolidated Edison Co. of New York, Inc. Series 20B 3.950%, 4/1/50	160	132
	Par Value	Value

Utilities—continued
Southern Co. (The) Series A 3.700%, 4/30/30	$ 188	$ 176
		408

Total Corporate Bonds and Notes (Identified Cost $11,415)		10,630

Total Long-Term Investments—96.8% (Identified Cost $60,364)		58,917

	Shares
Short-Term Investment—3.6%
Money Market Mutual Fund—3.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(3)	2,180,441	2,180
Total Short-Term Investment (Identified Cost $2,180)		2,180

TOTAL INVESTMENTS—100.4% (Identified Cost $62,544)		$61,097
Other assets and liabilities, net—(0.4)%		(232)
NET ASSETS—100.0%		$60,865
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $3,949 or 6.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$2,564	$—	$2,564
Corporate Bonds and Notes	10,630	—	10,630
Mortgage-Backed Securities	22,007	—	22,007
U.S. Government Securities	23,716	—	23,716
Money Market Mutual Fund	2,180	2,180	—
Total Investments	$61,097	$2,180	$58,917
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4